Material accounting policies (Details) - Schedule of Pertaining to the Rate of Change of the Exchange Rate of the U.S. Dollar	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Pertaining to the Rate of Change of the Exchange Rate of the U.S. Dollar [Abstract]
ICPI (2016 base year)	2.958%	5.263%	2.805%
Representative exchange rate of U.S dollar/NIS	3.00%	13.20%	(3.30%)
Representative exchange rate of Euro/NIS	6.90%	6.60%	(10.80%)